American Century Investments®
Quarterly Portfolio Holdings
Mid Cap Value Fund
June 30, 2020

Mid Cap Value - Schedule of Investments
JUNE 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.3%
Aerospace and Defense — 2.7%
BAE Systems plc	8,828,121	52,804,380
General Dynamics Corp.	476,414	71,204,836
Textron, Inc.	1,980,624	65,182,336
		189,191,552
Airlines — 0.9%
Southwest Airlines Co.	1,902,215	65,017,709
Auto Components — 1.4%
Aptiv plc	639,118	49,800,075
BorgWarner, Inc.	1,350,758	47,681,757
		97,481,832
Automobiles — 0.9%
Honda Motor Co. Ltd., ADR	2,201,203	56,262,748
Thor Industries, Inc.	82,994	8,841,351
		65,104,099
Banks — 3.4%
Commerce Bancshares, Inc.	1,457,852	86,698,458
M&T Bank Corp.	271,368	28,214,131
Truist Financial Corp.	1,772,473	66,556,361
Westamerica Bancorporation	1,051,719	60,389,705
		241,858,655
Building Products — 1.8%
Johnson Controls International plc	3,738,735	127,640,413
Capital Markets — 6.2%
Ameriprise Financial, Inc.	549,653	82,469,936
Bank of New York Mellon Corp. (The)	1,413,133	54,617,590
BlackRock, Inc.	29,295	15,939,117
Northern Trust Corp.	2,596,944	206,041,537
State Street Corp.	695,737	44,214,086
T. Rowe Price Group, Inc.	297,441	36,733,964
		440,016,230
Commercial Services and Supplies — 1.7%
Republic Services, Inc.	1,425,541	116,965,639
Communications Equipment — 1.2%
F5 Networks, Inc.(1)	621,122	86,634,096
Containers and Packaging — 3.7%
Graphic Packaging Holding Co.	2,807,070	39,270,909
Packaging Corp. of America	855,695	85,398,361
Sonoco Products Co.	1,972,106	103,121,423
WestRock Co.	1,110,193	31,374,054
		259,164,747
Distributors — 1.2%
Genuine Parts Co.	1,004,468	87,348,538
Electric Utilities — 5.6%
Edison International	1,800,141	97,765,657
Evergy, Inc.	986,471	58,487,866
Eversource Energy	574,287	47,820,878
Pinnacle West Capital Corp.	1,542,586	113,056,128

Xcel Energy, Inc.	1,225,435	76,589,688
		393,720,217
Electrical Equipment — 6.5%
ABB Ltd.	2,510,438	56,428,515
Emerson Electric Co.	2,470,926	153,271,540
Hubbell, Inc.	1,051,720	131,843,619
nVent Electric plc	6,217,820	116,459,769
		458,003,443
Electronic Equipment, Instruments and Components — 1.1%
TE Connectivity Ltd.	938,667	76,548,294
Energy Equipment and Services — 0.5%
Baker Hughes Co.	2,142,687	32,975,953
Equity Real Estate Investment Trusts (REITs) — 3.6%
MGM Growth Properties LLC, Class A	2,191,932	59,642,470
Piedmont Office Realty Trust, Inc., Class A	2,130,512	35,387,804
Welltower, Inc.	1,154,566	59,748,791
Weyerhaeuser Co.	4,594,348	103,189,056
		257,968,121
Food and Staples Retailing — 2.6%
Koninklijke Ahold Delhaize NV	4,001,985	108,979,238
Sysco Corp.	1,331,925	72,803,020
		181,782,258
Food Products — 5.4%
Conagra Brands, Inc.	2,993,435	105,279,109
J.M. Smucker Co. (The)	865,477	91,576,121
Kellogg Co.	1,046,421	69,126,571
Mondelez International, Inc., Class A	1,088,768	55,668,708
Orkla ASA	6,947,258	60,895,405
		382,545,914
Gas Utilities — 1.7%
Atmos Energy Corp.	508,379	50,624,381
Spire, Inc.	1,058,591	69,560,015
		120,184,396
Health Care Equipment and Supplies — 5.3%
Envista Holdings Corp.(1)	4,242,495	89,474,220
Hologic, Inc.(1)	840,143	47,888,151
Siemens Healthineers AG	600,421	28,755,278
Zimmer Biomet Holdings, Inc.	1,773,006	211,625,996
		377,743,645
Health Care Providers and Services — 6.9%
Cardinal Health, Inc.	1,667,058	87,003,757
Henry Schein, Inc.(1)	1,375,061	80,289,812
McKesson Corp.	658,952	101,096,416
Quest Diagnostics, Inc.	991,843	113,030,428
Universal Health Services, Inc., Class B	1,163,620	108,088,662
		489,509,075
Health Care Technology — 1.2%
Cerner Corp.	1,288,343	88,315,913
Hotels, Restaurants and Leisure — 0.9%
Sodexo SA	985,107	66,544,239
Household Products — 0.8%
Kimberly-Clark Corp.	374,883	52,989,712
Insurance — 5.3%
Aflac, Inc.	1,940,176	69,904,541

Arthur J. Gallagher & Co.	582,716	56,808,983
Brown & Brown, Inc.	339,954	13,856,525
Chubb Ltd.	1,269,808	160,783,089
ProAssurance Corp.	879,007	12,719,231
Reinsurance Group of America, Inc.	779,896	61,175,042
		375,247,411
Machinery — 3.9%
Cummins, Inc.	571,502	99,018,436
IMI plc	6,120,656	69,877,623
Lincoln Electric Holdings, Inc.	134,524	11,332,302
PACCAR, Inc.	1,232,090	92,221,936
		272,450,297
Media — 1.0%
Fox Corp., Class B	2,657,649	71,331,299
Multi-Utilities — 2.2%
Ameren Corp.	496,548	34,937,117
CMS Energy Corp.	453,482	26,492,418
NorthWestern Corp.	1,755,978	95,735,921
		157,165,456
Multiline Retail — 0.4%
Target Corp.	208,140	24,962,230
Oil, Gas and Consumable Fuels — 1.9%
Cimarex Energy Co.	847,322	23,292,882
ConocoPhillips	2,151,364	90,400,315
Noble Energy, Inc.	2,547,541	22,825,968
		136,519,165
Paper and Forest Products — 1.1%
Mondi plc	4,163,477	77,798,002
Road and Rail — 2.1%
Heartland Express, Inc.	3,305,612	68,822,842
Norfolk Southern Corp.	471,559	82,791,613
		151,614,455
Semiconductors and Semiconductor Equipment — 3.6%
Applied Materials, Inc.	1,981,857	119,803,256
Maxim Integrated Products, Inc.	1,506,387	91,302,116
Microchip Technology, Inc.	438,484	46,176,750
		257,282,122
Specialty Retail — 1.4%
Advance Auto Parts, Inc.	714,159	101,731,950
Technology Hardware, Storage and Peripherals — 1.1%
HP, Inc.	4,263,139	74,306,513
Thrifts and Mortgage Finance — 0.9%
Capitol Federal Financial, Inc.	5,460,122	60,115,943
Trading Companies and Distributors — 1.2%
MSC Industrial Direct Co., Inc., Class A	1,189,440	86,603,126
Wireless Telecommunication Services — 1.0%
Rogers Communications, Inc., Class B	1,750,487	70,336,672
TOTAL COMMON STOCKS (Cost $6,105,772,499)		6,672,719,331
EXCHANGE-TRADED FUNDS — 2.9%
iShares Russell Mid-Cap Value ETF (Cost $182,079,185)	2,654,872	203,177,354

TEMPORARY CASH INVESTMENTS — 2.4%
Federal Home Loan Bank Discount Notes, 0.00%, 7/1/20(2)	35,000,000	35,000,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 3.125%, 12/31/22 - 2/15/43, valued at $53,241,005), in a joint trading account at 0.02%, dated 6/30/20, due 7/1/20 (Delivery value $52,218,479)		52,218,450
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.375%, 1/15/30 - 11/15/48, valued at $69,364,324), at 0.05%, dated 6/30/20, due 7/1/20 (Delivery value $68,004,094)		68,004,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	15,700,524	15,700,524
TOTAL TEMPORARY CASH INVESTMENTS (Cost $170,922,974)		170,922,974
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $6,458,774,658)		7,046,819,659
OTHER ASSETS AND LIABILITIES — 0.4%		29,512,038
TOTAL NET ASSETS — 100.0%		$7,076,331,697

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,043,085	USD	1,498,674	Morgan Stanley	9/30/20	$6,512
CAD	1,957,959	USD	1,432,540	Morgan Stanley	9/30/20	9,931
USD	62,415,820	CAD	84,482,309	Morgan Stanley	9/30/20	175,839
CHF	2,726,156	USD	2,893,241	UBS AG	9/30/20	(8,169)
USD	49,722,983	CHF	46,976,534	UBS AG	9/30/20	8,051
EUR	6,591,479	USD	7,416,574	Credit Suisse AG	9/30/20	3,706
USD	183,706,752	EUR	162,776,899	Credit Suisse AG	9/30/20	462,580
GBP	3,976,073	USD	4,939,794	JPMorgan Chase Bank N.A.	9/30/20	(10,471)
USD	173,006,129	GBP	138,637,815	JPMorgan Chase Bank N.A.	9/30/20	1,130,375
USD	6,442,171	GBP	5,205,256	JPMorgan Chase Bank N.A.	9/30/20	(11,028)
JPY	146,472,689	USD	1,367,880	Bank of America N.A.	9/30/20	(9,641)
JPY	153,659,935	USD	1,435,791	Bank of America N.A.	9/30/20	(10,906)
JPY	145,878,491	USD	1,360,599	Bank of America N.A.	9/30/20	(7,870)
JPY	134,233,602	USD	1,245,744	Bank of America N.A.	9/30/20	(998)
USD	39,923,213	JPY	4,250,704,306	Bank of America N.A.	9/30/20	506,517
USD	49,555,534	NOK	475,103,773	Goldman Sachs & Co.	9/30/20	178,973
USD	1,515,312	NOK	14,669,190	Goldman Sachs & Co.	9/30/20	(9,227)
						$2,414,174

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar
(1)Non-income producing.
(2)The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	136,387,172	52,804,380	—
Electrical Equipment	401,574,928	56,428,515	—
Food and Staples Retailing	72,803,020	108,979,238	—
Food Products	321,650,509	60,895,405	—
Health Care Equipment and Supplies	348,988,367	28,755,278	—
Hotels, Restaurants and Leisure	—	66,544,239	—
Machinery	202,572,674	69,877,623	—
Paper and Forest Products	—	77,798,002	—
Wireless Telecommunication Services	—	70,336,672	—
Other Industries	4,596,323,309	—	—
Exchange-Traded Funds	203,177,354	—	—
Temporary Cash Investments	15,700,524	155,222,450	—
	6,299,177,857	747,641,802	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	2,482,484	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	68,310	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended June 30, 2020 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Heartland Express, Inc.	$73,716	$3,413	$17,738	$9,432	(1)	(1)	$(392)	$66

(1)Company was not an affiliate at June 30, 2020.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.